As filed with the Securities and Exchange Commission on July 30, 2007

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                       Florida Daily Municipal Income Fund

               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices)           (Zip code)

                                  Anthony Pace
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2007

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Item 1: Schedule of Investments
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FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS
May 31, 2007
(UNAUDITED)
===============================================================================


                                                                                                                    Ratings (a)
                                                                                                                   ----------------
  Face                                                                        Maturity      Current                        Standard
 Amount                                                                        Date        Coupon(b)   Value(c)    Moody's & Poor's
-------                                                                        ----        ---------   --------    ------- --------
Put Bonds (d) (1.67%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,295,000   Orange County, FL IDA (Orlando-Hawaiin Motel
              Company Project) - Series 1985
              LOC US Bank, N.A.                                               10/01/07      4.15%  $   1,295,000      P1        A1+
-----------                                                                                        -------------
  1,295,000   Total Put Bonds                                                                          1,295,000
-----------                                                                                        -------------
Tax Exempt Commercial Paper (22.32%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Hillsborough County,FL Aviation Authority Airport
              Facilities - Series B
              LOC Landesbank Baden Wurtemburg                                 06/11/07      3.72%  $   2,000,000      P1        A1+
  3,100,000   Hillsborough County, FL Capital Improvement Program - Series A
              LOC State Street Bank & Trust Company                           08/02/07      3.55       3,100,000      P1        A1+
  3,000,000   Jacksonville,FL Electric Authority (Electric System)
              - Series 2000A                                                  06/12/07      3.70       3,000,000    VMIG-1      A1+
  2,000,000   Jacksonville, FL HEFA HRB
              (Baptist Medical Center Project) - Series 2003B
              LOC Bank of America, N.A.                                       06/06/07      3.82       2,000,000      P1        A1+
  1,500,000   Palm Beach County School District, FL
              LOC Bank of America, N.A.                                       08/06/07      3.73       1,500,000    VMIG-1      A1+
  2,700,000   Palm Beach County, FL Health Facilities Authority
              (Pooled Hospital Loan Program) - Series 1985
              LOC SunTrust Bank                                               06/21/07      3.79       2,700,000    VMIG-1      A1+
  1,500,000   Sunshine State Government Financing Commission RN
              (Government Financing Program) - Series F                       07/09/07      3.61       1,500,000      P1        A1+
  1,500,000   Sunshine State Government Financing Commission RN
              (Government Financing Program) - Series H                       08/06/07      3.75       1,500,000      P1        A1+
-----------                                                                                        -------------
 17,300,000   Total Tax Exempt Commercial Paper                                                       17,300,000
-----------                                                                                        -------------
Tax Exempt General Obligation Notes & Bonds (3.09%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,395,000   Clark County, OH BAN (North Ridge Water) (e)                    06/14/07      3.80%  $   2,395,164
-----------                                                                                        -------------
  2,395,000   Total Tax Exempt General Obligation Notes & Bonds                                        2,395,164
-----------                                                                                        -------------
Variable Rate Demand Instruments (f) (69.99%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Branch Banking & Trust Muncipal Floater
              LOC Branch Banking & Trust                                      11/06/23      3.94%  $   2,000,000    VMIG-1
  2,000,000   Capital Trust Agency, FL RB
              LOC JPMorgan Chase Bank                                         08/01/34      3.88       2,000,000                A1+
    700,000   City of Pulaski and Giles County, TN IDRB
              (Martin Methodist College Project) - Series 2004
              LOC Amsouth Bank, N.A.                                          01/01/24      3.81         700,000    VMIG-1
  1,300,000   Duval County, FL HFA
              (Sunbeam Road Apartments Project) - Series 1997
              LOC US Bank, N.A.                                               07/01/25      3.77       1,300,000                A1+
    900,000   Florida Housing Finance Corporation Housing RB
              (Timberline Apartments) - Series 1999P
              Collateralized by Federal National Mortgage Association         10/15/32      3.80         900,000                A1+
    900,000   Florida Housing Finance Corporation Housing RB
              (Heron Park Project) - Series 1996U
              Guaranteed by Federal National Mortgage Association             12/01/29      3.82         900,000    VMIG-1
  1,000,000   Fulton County, KY Industrial Building RB
              (The Burke-Parsons-Bowlby Corporation Project) - Series 2006
              LOC Branch Bank & Trust Company                                 07/01/26      3.91       1,000,000      P1        A1+
  2,000,000   Gainesville, FL Utilites System                                 10/01/36      3.80       2,000,000    VMIG-1      A1+
     60,000   Gulf Breeze, FL Local Government Loan Program RB - Series 1985C
              Insured by FGIC                                                 12/01/15      3.78          60,000    VMIG-1      A1+
    980,000   Illinois Development Finance Authority
              (Tella Tool & Manufacturing Company Project) - Series 2000
              LOC Fifth Third Bank                                            08/01/15      3.94         980,000    VMIG-1
  2,000,000   Illinois Finance Authority
              (Pollman North America, Inc. Project) - Series 2005D
              LOC Fifth Third Bank                                            12/01/25      3.96       2,000,000      P1        A1+
  3,200,000   Jacksonville, FL Economic Development Commission
              Special Facilities Airport RB (Holland Sheltair Aviation
              Group Project) - Series 2005-B1
              LOC Mellon Bank N.A.                                            05/01/35      3.83       3,200,000                A1+
  4,000,000   Jacksonville, FL EDC Health Care
              LOC Fortis Bank 77% JPMorgan Chase 23%                          09/01/23      3.82       4,000,000    VMIG-1
  1,025,000   Marion County, FL IDA
              (Hamilton Products, Inc. Project) - Series 1995
              LOC Comerica Bank                                               11/01/15      3.93       1,025,000      P1        A1
  2,035,000   Marion County,FL Hospital District Health System Improvement RB
              (Munroe Regional Health System)
              LOC Amsouth Bank                                                10/01/30      3.78       2,035,000    VMIG-1
    800,000   Marion County, FL IDA RB
              (Capris Furniture Industries Project) - Series 2005
              LOC SunTrust Bank                                               02/01/25      3.91         800,000      P1        A1+
  2,100,000   Miami - Dade County, FL Aviation RB
              Insured by FGIC                                                 10/01/29      3.81       2,100,000                A1+
  2,000,000   Miami -  Dade County, FL IDA
              (Avborne Heavy Maintenance, Inc.) - Series 1998
              LOC JPMorgan Chase Bank, N.A.                                   08/01/18      3.86       2,000,000                A1+
  1,960,000   Miami - Dade County, FL Stormwater Utility
              Insured by MBIA Insurance Corp..                                04/01/13      3.83       1,960,000    VMIG-1
  1,000,000   Nevada Housing Division MFHRB
              (Southwest Village Apartments) - Series 2005
              Guaranteed by Federal National Mortgage Association             10/15/38      3.80       1,000,000                A1+
  1,000,000   Ocean Highway and Port Authority, FL RB
              (Port, Airport, Marina Improvement) - Series 1990A
              LOC Wachovia Bank, N.A.                                         12/01/20      3.90       1,000,000    VMIG-1      A1+
  1,400,000   Ocean Highway and Port Authority, FL RB
              (Port, Airport, Marina Improvement) - Series 1990C
              LOC Wachovia Bank, N.A.                                         12/01/20      3.90       1,400,000    VMIG-1      A1+
  3,985,000   Orlando - Orange County, FL Expressway Authority
              Insured by AMBAC Assurance Corp.                                01/01/12      3.81       3,985,000                A1
  4,500,000   Palm Beach County, FL RB (Raymond F. Kravis Center for
              Performing Arts Inc Project) - Series 2002
              LOC Northern Trust Company                                      07/01/32      3.70       4,500,000    VMIG-1
  4,000,000   Polk County, FL
              (School Board Certificates of Participation)
              Insured by FSA                                                  01/01/28      3.75       4,000,000                A1+
  3,000,000   Port Orange, FL (Palmer College of Chiropractic Florida Project)
              RB - Series 2002
              LOC LaSalle Bank, N.A.                                          10/01/32      3.78       3,000,000                A1
  1,700,000   St. Lucie County, FL IDRB
              LOC ABN AMRO                                                    11/01/20      3.83       1,700,000                A1
  2,200,000   Tallahassee, FL IDRB
              (Rose Printing Company, Inc. Project) - Series 2000A
              LOC Branch Banking & Trust Company                              10/01/15      3.91       2,200,000    VMIG-1
    500,000   TOCs Trust - Series 2000-1(Puerto Rico Infrastructure Financing
              Authority Special Obligation Bonds, 2000 - Series A)
              Collateralized by The State and Local Government Series
              Securities                                                      04/01/27      3.77         500,000                A1+
-----------                                                                                         ------------
 54,245,000   Total Variable Rate Demand Instruments                                                  54,245,000
-----------                                                                                         ------------
              Total Investments (97.07%)                                                              75,235,164
              Cash and Other Assets, Net of Liabilities (2.93%)                                        2,266,884
                                                                                                    ------------
              Net Assets (100%)                                                                     $ 77,502,048
                                                                                                    ============
              Net Asset Value, offering and redemption price per share:
             Class A,        42,529,987 shares outstanding                                          $       1.00
                                                                                                    ============
             Class B,        34,972,061 shares outstanding                                          $       1.00
                                                                                                    ============



FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c) Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

(d)  The maturity date indicated is the next put date.

(e) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(f) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
     BAN      =   Bond Anticipation Note                          IDRB       =    Industrial Development Revenue Bond
     FGIC     =   Financial Guaranty Insurance Company            LOC        =    Letter of Credit
     FSA      =   Financial Security Assurance                    MFHRB      =    Multi-Family Housing Revenue Bond
     HEFA     =   Health & Educational Facilities Authority       RB         =    Revenue Bond
     HFA      =   Housing Finance Authority                       RN         =    Revenue Note
     HRB      =   Hospital Revenue Bond                           TOCs       =    Tender Option Certificates
     IDA      =   Industrial Development Authority                EDC        =    Economic Development Corporation


Item 2: Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.


(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.


Item 3:    Exhibits


Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                        SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Florida Daily Municipal Income Fund


By (Signature and Title)* /s/   Anthony Pace
                                Anthony Pace, Treasurer and Assistant Secretary

Date: July 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Steven W. Duff
                              Steven W. Duff, President

Date:  July 30, 2007

By (Signature and Title)* /s/   Anthony Pace
                                Anthony Pace, Treasurer and Assistant Secretary

Date:  July 30, 2007


* Print the name and title of each signing officer under his or her signature.

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